Condensed Balance Sheet (Parentheticals) - $ / shares	Sep. 30, 2021	Apr. 12, 2021
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares authorized	100,000,000
Common stock subject to possible redemption, shares issued	5,733,920
Common stock subject to possible redemption, shares outstanding	0
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	5,000,000
Common stock, shares issued	1,728,078	1,437,500
Common stock, shares outstanding	1,437,500	1,437,500